Debt	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Debt Disclosure [Abstract]
Debt

Note 11 – Debt

Short-term borrowings

	As at June 30, 2025	As at September 30, 2024
Revolving line of credit	$3,523	$3,555
Short-term loan	550	-
Bank indebtedness	4	160
Total	$4,077	$3,715

Revolving line of credit

Separately, in September 2023, the Company entered into a revolving line of credit agreement with Canadian Western Bank (“CWB”) that permits borrowings up to $3.7 million at a variable interest rate equal to the bank’s prime rate plus 1.5% per annum. The interest rate was 6.45% and 7.95% at June 30, 2025 and September 30,2024, respectively. Interest is payable monthly, and the Company may repay and reborrow amounts at its discretion, subject to the terms of the facility. As of June 30, 2025 and September 30, 2024, $3.5 million was outstanding under the CWB line of credit. Accrued interest was not material as of June 30, 2025 and September 30, 2024. The facility is unsecured and contains no financial covenants.

Revolving Loan – Better Choice

On September 20, 2024, the Company entered into a revolving credit facility (the “Promissory Note”) with Better Choice Company Inc. (“BTTR”), under which the Company could borrow, repay, and reborrow up to $750,000 at an interest rate of 12% per annum. On December 31, 2024, the Promissory Note was amended to permit additional borrowing of $720,000 at a revised interest rate of 11% per annum.

In January 2025, the Promissory Note was further amended to include a provision whereby the outstanding balance would be converted into common shares of the Company upon the closing of a business combination between the Company and BTTR. The Promissory Note was personally guaranteed by Adesh Vora, former CEO of the Company. The agreement contained no financial or non-financial covenants.

On April 24, 2025, in connection with the reverse merger between the Company and BTTR, the full outstanding balance of the Promissory Note, including accrued interest, was converted into common shares of the Company in accordance with the amended terms. As a result, the Promissory Note has been settled in full and derecognized from the financial statements as of June 30, 2025.

No gain or loss was recognized upon conversion. All prior-period balances related to this facility have been removed, and no amounts are outstanding under this facility as of June 30, 2025.

Term Facilities

Prior to September 18, 2023, the Company entered into senior secured term facilities with CWB Financial Limited (“CWB”) for a select number of its pharmacy locations. Under the terms of the facility with CWB the Company must maintain a minimum Debt Service Coverage ratio of at least 1.30x. The Debt Service Coverage ratio is based on the combined results for 1093507 B.C. Ltd., Alberta Specialty Rx Inc., ConnectRX Inc., Trillium Pharmaceuticals, Nepean Medical Pharmacy Inc., and two other associated corporations of the Company. On September 18, 2023, the Company refinanced its existing senior secured term debt with CWB under SRx Health Solutions Inc. Under the terms of the facility with CWB the Company must maintain a Senior Funded Debt to Adjusted EBITDA of less than 4.0x and a Fixed Charge Coverage Ratio of greater than 1.0x. As at June 30, 2025 and September 30, 2024, the Company is not in compliance with the covenants and as a result the entire CWB loan is classified as a current liability. The terms of these facilities have been summarized below.

	Interest rate	Maturity	As at June 30, 2025	As at September 30, 2024
	%		$	$
CWB Financial Limited	8.78%	September 2027	21,646	28,736
CWB Financial Limited	9.21%	October 2027	1,408	1,487
CWB Financial Limited	8.67%	November 2027	-	380
Total			23,054	30,603

Other borrowings

	Interest rate	Maturity	As at June 30, 2025	As at September 30, 2024
	%		$	$
CEBA loans	15%	December 2026	688	696
Macdonald DND Site Development LP	3%	September 2024	-	719
Meridian OneCap	6%	November 2027	-	31
Nu-quest Distribution Inc.	9%	September 30, 2026	2,851	-
Arbinder Sohi	12%	On demand	146	222
Total other borrowings			3,685	1,668
Long-term portion of other borrowings			1,903	696

The Company applied to CEBA (Canadian Emergency Business Account) program which is a government assistance program in the form of interest-free loans provided to small businesses during a period of revenue reduction due to COVID-19. The Company did not repay the loans by the original maturity date of January 19, 2024, and the loans now have a maturity date of December 31, 2026 and bear an interest rate at 5% per annum.

The following outlines the current and long-term portion of the term facilities during the year:

	As at June 30, 2025	As at September 30, 2024
Current portion of long-term borrowings	$24,836	$31,575
Long-term portion	1,903	696
Total	26,739	32,271

11. Debt

Short-term borrowings

	As at September 30, 2024	As at September 30, 2023
Revolving line of credit	4,803	3,000
Bank indebtedness	216	257
Total	5,019	3,257

Revolving line of credit

Separately, in September 2023, the Company entered into a revolving line of credit agreement with Canadian Western Bank (“CWB”) that permits borrowings up to $5.0 million at a variable interest rate equal to the bank’s prime rate plus 1.5% per annum. The interest rate was 7.95% at September 30, 2024. Interest is payable monthly, and the Company may repay and reborrow amounts at its discretion, subject to the terms of the facility. As of September 30, 2024, $4.8 million was outstanding under the CWB line of credit. Accrued interest was not material as of September 30, 2024. The facility is unsecured and contains no financial covenants.

Revolving Loan – Better Choice

On September 20, 2024, the Company entered into a revolving credit facility (“Promissory Note”) with Better Choice whereby the Company may borrow, repay, and reborrow in accordance with the terms set out in the Promissory Loan Agreement, not to exceed $750,000 (USD) at any time outstanding with an interest rate of 12% per annum. The Promissory Note is unsecured and is personally guaranteed by Adesh Vora, CEO of the Company. The agreement contains no financial or non-financial covenants.

The Borrower shall make payments of principal in accordance with the Repayment Schedule set forth in the agreement. Interest under the Promissory Note shall be due and payable in monthly installments until the Promissory Note matures on March 20, 2025.

There was no outstanding principal as of September 30, 2024 and accrued interest of less than $0.01 million is included within current liabilities as of September 30, 2024.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

Term Facilities

Prior to September 18, 2023, the Company entered into senior secured term facilities with CWB Financial Limited (“CWB”) for a select number of its pharmacy locations. Under the terms of the facility with CWB the Company must maintain a minimum Debt Service Coverage ratio of at least 1.30x. The Debt Service Coverage ratio is based on the combined results for 1093507 B.C. Ltd., Alberta Specialty Rx Inc., ConnectRX Inc., Trillium Pharmaceuticals, Nepean Medical Pharmacy Inc., and two other associated corporations of the Company. On September 18, 2023, the Company refinanced its existing senior secured term debt with CWB under SRx Health Solutions Inc. Under the terms of the facility with CWB the Company must maintain a Senior Funded Debt to Adjusted EBITDA of less than 4.0x and a Fixed Charge Coverage Ratio of greater than 1.0x. As at September 30, 2024 and 2023, the Company is not in compliance with the covenants and the debt is callable by the lender. As a result, the entire CWB loan is classified as a current liability. The terms of these facilities have been summarized below.

	Notional amount	Interest rate		As at September 30, 2024	As at September 30, 2023
	$	%	Maturity	$	$
CWB Financial Limited	40,783	8.78%	September 2027	38,817	41,815
CWB Financial Limited	2,058	9.21%	October 2027	2,008	-
CWB Financial Limited	1,968	8.67%	November 2027	513	-
Total				41,338	41,815

Other borrowings

	Nominal amount	Interest rate		As at September 30, 2024	As at September 30, 2023
	$	%	Maturity	$	$
CEBA loans	1,060	5%	December 2026	940	690
Macdonald DND Site Development LP	1,308	3%	September 2024	971	-
Meridian OneCap	42	6%	November 2027	42	-
Arbinder Sohi	300	12%	On demand	300	-
Total				2,253	690

The Company applied to CEBA (Canadian Emergency Business Account) program which is a government assistance program in the form of interest-free loans provided to small businesses during a period of revenue reduction due to COVID-19. The Company did not repay the loans by the original maturity date of January 19, 2024, and the loans now have a maturity date of December 31, 2026 and bear an interest rate at 5% per annum. The Macdonald DND Site Development LP loan was not paid by the maturity date.

The following outlines the impact of the refinancing on September 18, 2023 for the CWB loans:

Carrying amount of debt, September 18, 2023	41,588
Loss on extinguishment of debt	429
Legal fees	(202)
41,815

The following outlines the current and long-term portion of the borrowings during the year:

	As at September 30, 2024	As at September 30, 2023
Current portion of long-term borrowings	$42,651	$42,505
Long-term portion	940	-
Total	43,591	42,505

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)